Consolidated Statement of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Operations [Abstract]
Revenue	$ 328,552	$ 358,122	$ 1,250,292	$ 1,089,374
Cost of Goods Sold	51,692	42,957	156,300	153,832
Gross Profit	276,860	315,165	1,093,992	935,542
Operating expenses:
Research and development	23,226	15,356	69,114	53,451
Depreciation and Amortization	82,649	94,096	368,605	350,526
General and administrative	779,302	1,198,252	3,388,421	2,813,041
Total Operating expenses	885,177	1,307,704	3,826,140	3,217,018
Operating loss	$ (608,317)	(992,539)	(2,732,148)	(2,281,476)
Other income (expense)
Interest expense: Related Party		(33,829)	(80,093)	(131,400)
Interest expense: Other	$ (11,838)	(14,294)	(50,627)	(59,897)
Gain (loss) on foreign currency exchange	(91,872)	(632)	(105,685)	$ 28,282
Loss on extinguishment of debt			(682,039)
Loss on extension of warrants			(146,488)
Change in fair value of derivative liability	(12,153)	253,284	(252,633)
Total Other income (expense)	(115,863)	204,529	(1,317,565)	$ (163,015)
Loss Before Provision for Income Taxes	$ (724,180)	$ (788,010)	$ (4,049,713)	$ (2,444,491)
Provision for Income Taxes
Net Loss	$ (724,180)	$ (788,010)	$ (4,049,713)	$ (2,444,491)
Preferred dividends	(82,446)
Net Loss available to common shareholders	(806,626)	$ (788,010)
Comprehensive Income (Loss)
Foreign Currency Translation Adjustment	(99,653)	522	(112,318)	34,375
Net Comprehensive Loss	$ (906,279)	$ (787,488)	$ (4,162,031)	$ (2,410,116)
Loss Per Share Basic and diluted	$ (0.07)	$ (0.09)	$ (0.54)	$ (0.39)
Weighted Average Number of Shares Outstanding	10,845,092	8,995,082	7,559,407	6,324,175